Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share
Schedule of earnings per share

	2022	2021	2020

Loss attributable to shareholders of the parent company	(364,578)	(164,993)	(171,491)
Weighted average outstanding shares - ordinary shares - basic (thousands)	4,676,941	1,602,126	1,315,578
Adjustment for the basic earnings per shares:
Deferred M&A shares that will be issued based on the passage of time only	36	-	-
Total weighted average of ordinary outstanding shares for basic and diluted EPS (in thousands of shares)	4,676,977	1,602,126	1,315,578
Loss per share – basic and diluted (US$)	(0.0780)	(0.1030)	(0.1304)
Antidilutive instruments not considered in the weighted number of shares (in thousands of shares)	184,362	334,436	405,394